                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-10379
                                   ---------


                     PIMCO California Municipal Income Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -------------------------------------------------------
             (Address of principal executive offices)       (Zip code)


   Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
   -------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3369
                                                   -------------


Date of fiscal year end: April 30
                         --------


Date of reporting period: April 30
                          --------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

                                                                   ANNUAL REPORT
                                                                         4.30.03


PIMCO MUNICIPAL INCOME FUND
PIMCO CALIFORNIA MUNICIPAL INCOME FUND
PIMCO NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------



[THE NEW YORK STOCK EXCHANGE PMF GRAPHIC OMITTED]

[THE NEW YORK STOCK EXCHANGE PCQ GRAPHIC OMITTED]

[THE NEW YORK STOCK EXCHANGE PNF GRAPHIC OMITTED]


CONTENTS

Letter to Shareholders .................................................3

Performance and Statistics ...........................................4-6

Schedules of Investments ............................................7-19

Statements of Assets and Liabilities ..................................20

Statements of Operations ..............................................21

Statements of Changes in Net Assets ................................22-23

Notes to Financial Statements ......................................24-29

Financial Highlights ...............................................30-31

Report of Independent Auditors ........................................32

Tax Information .......................................................33

Dividend Reinvestment Plan ............................................34

Board of Trustees .....................................................35

Privacy Policy ........................................................36


                                                   [PIMCO ADVISORS LOGO OMITTED]

PIMCO MUNICIPAL INCOME FUNDS LETTER TO SHAREHOLDERS



                                                                   June 12, 2003



 Dear Shareholder:


We are pleased to provide you with the annual report of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, and PIMCO New York Municipal Income Fund ("PIMCO Municipal Income Funds" or the "Funds") for the fiscal year ended April 30, 2003.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Funds, together with PIMCO Advisors Fund Management LLC, the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.


Sincerely,



/s/ Stephen Treadwary                         /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
Chairman                                      President, Chief Executive Officer







                         04.30.03 | PIMCO Municipal Income Funds Annual Report 3

PIMCO MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS (UNAUDITED)

SYMBOL:                                PRIMARY INVESTMENTS:                       FUND INCEPTION DATE:
PMF                                    Municipal fixed-income                     June 26, 2001
                                       securities, the interest from
OBJECTIVE:                             which is exempt from federal               TOTAL NET ASSETS(1):
PIMCO Municipal Income                 income tax.                                $537.7 million (at
Fund seeks to provide                                                             4/30/03)
income exempt from
federal income tax.                                                               PORTFOLIO MANAGER:
                                                                                  Mark McCray


TOTAL RETURN (2):                                               Market Price                     NAV
-------------------------------------------------------------------------------------------------------
1 Year                                                          3.80%                            5.87%
Commencement of Operations (6/26/01) to 4/30/03                 3.73%                            5.58%



COMMON SHARE PRICE PERFORMANCE (WEEKLY):               PORTFOLIO STATISTICS:
For the period 6/26/01 - 4/30/03                       ----------------------------------------------
Municipal Income Fund at Market Price                  Market Price                          $14.22
Municipal Income Fund at NAV                           ----------------------------------------------
                                                       Net Asset Value                       $14.03
                                                       ----------------------------------------------
                                                       Market Price Yield(3)                  6.85%
                                                       ----------------------------------------------

[GRAPHIC OMITTED]

6/26/2001               15            14.32
                      15.1            14.31
                        15            14.32
                     15.04            14.42
                     15.01            14.57
                     15.05            14.59
                     15.15            14.69
                     15.16            14.82
                     15.58            14.97
                     15.34            14.84
                     15.08            14.99
                     15.05             14.9
                     15.06            14.94
                      14.4            14.48
                     14.98            14.57
                     15.05            14.87
                     14.96            14.65
                     14.88            14.69
                     14.84            14.64
                     14.95            14.92
                     14.93            15.08
                     14.93            14.54
                      14.9            14.37
                        15            14.45
                     14.75            13.98
                     14.99            13.92
                      14.2            13.96
                     13.87            13.97
                      14.6            14.05
                     14.48            14.38
                     14.72            14.44
                     14.67            14.23
                     14.86            14.32
                     14.95            14.41
                     14.96            14.35
                     14.83            14.53
                     14.92            14.48
                      14.7            14.09
                     14.76            13.97
                     14.44            13.89
                      14.3            13.91
                     14.47             14.1
                     14.45             14.2
                     14.28            14.06
                      14.6            14.22
                      14.6            14.29
                     14.63            14.13
                     14.64            13.97
                     14.65            14.17
                     14.79            14.29
                     14.88            14.36
                     14.85            14.44
                      14.8            14.45
                     14.75            14.42
                     14.95            14.49
                     14.98            14.48
                      15.1            14.57
                     14.94            14.66
                     15.02            14.54
                     15.06            14.54
                     15.05             14.5
                     14.92            14.43
                     14.96            14.51
                     15.04            14.74
                        15            14.68
                        15            14.83
                     15.11            14.83
                     15.11            14.91
                     14.99            14.75
                     14.69            14.18
                     14.14             14.1
                     14.79            14.25
                     14.72            14.45
                      14.5            14.29
                     14.22            14.16
                     14.18            14.13
                     14.21            14.29
                     14.25            14.27
                     14.33            14.35
                     14.23            14.35
                     14.45            14.38
                     14.28            14.29
                      14.4            14.18
                     14.22            14.26
                     14.25            14.24
                     14.49            14.25
                     14.25            14.29
                     14.35            14.33
                      14.3            14.35
                     14.48            14.45
                     14.56            14.42
                     14.13            14.17
                     14.45            14.22
                     14.33            13.77
                     14.18            13.76
                      14.2            13.99
                     14.21            14.01
4/30/2003            14.22            14.03

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the current annualized per share dividend to common shareholders by the market price per common share.



4 PIMCO Municipal Income Funds Annual Report | 04.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS (UNAUDITED)


SYMBOL:                              PRIMARY INVESTMENTS:                INCEPTION DATE:
PCQ                                  Municipal fixed-income              June 26, 2001
                                     securities, the interest
OBJECTIVE:                           from which is exempt from           TOTAL NET ASSETS(1):
PIMCO California Municipal           federal and California State        $401.8 million (at 4/30/03)
Income Fund seeks to provide         income tax.
current income exempt from                                               PORTFOLIO MANAGER:
federal and California State                                             Mark McCray
income tax.


TOTAL RETURN(2):                                          Market Price                       NAV
---------------------------------------------------------------------------------------------------
1 Year                                                    2.64%                              8.00%
Commencement of Operations (6/26/01) to 4/30/03           2.98%                              5.65%



COMMON SHARE PRICE PERFORMANCE (WEEKLY):                         PORTFOLIO STATISTICS:
For the period 6/26/01 - 4/30/03                                 -----------------------------------
California Municipal Income Fund at Market Price                 Market Price                 $14.15
California Municipal Income Fund at NAV                          -----------------------------------
                                                                 Net Asset Value              $14.17
                                                                 -----------------------------------
                                                                 Market Price Yield(3)        6.55%
                                                                 -----------------------------------

[GRAPHIC OMITTED]

6/26/2001               15            14.32
                      15.1             14.3
                     15.03            14.29
                     15.01            14.36
                     15.03            14.46
                     15.09            14.46
                     15.34            14.51
                     15.25            14.65
                     15.88            14.84
                      15.5            14.78
                     15.33             14.9
                     15.31            14.87
                     15.31            14.94
                     14.95            14.52
                        15            14.67
                     15.11             14.9
                      15.1            14.76
                     15.31            14.77
                     15.23            14.76
                     15.35            14.92
                      15.6            15.09
                     15.09             14.7
                        15            14.53
                     15.39            14.49
                      15.1            14.07
                     15.09            13.99
                      14.6            13.96
                      14.7            14.01
                     14.86            14.06
                     15.02            14.35
                     15.06            14.36
                     15.05            14.22
                     15.02            14.28
                     15.18            14.35
                     15.28            14.31
                     15.06             14.4
                      15.2            14.36
                      15.2               14
                      14.9            13.83
                      14.7            13.65
                      14.5            13.63
                     14.44            13.85
                     14.36            13.98
                     14.68            13.86
                     14.95            14.03
                      14.9            14.09
                     14.97            13.96
                      14.7            13.81
                     14.57            13.96
                      14.9            14.07
                     14.76            14.15
                     14.75             14.2
                     14.82            14.21
                     14.85            14.24
                     14.96            14.34
                     14.85            14.38
                     14.78            14.41
                     14.89            14.49
                        15            14.32
                     15.02            14.32
                     15.13            14.28
                     15.05            14.23
                      15.2            14.34
                     15.14            14.57
                     15.35            14.64
                      15.1            14.78
                     15.05            14.84
                     15.06            14.83
                     14.95            14.64
                     14.84            13.97
                      14.7             13.9
                     14.75            14.14
                     15.01             14.3
                      14.8            14.14
                      14.8            14.01
                     14.79               14
                     14.46            14.16
                     14.28            14.14
                     14.09            14.15
                     14.05            14.18
                      14.5            14.18
                      14.2            14.07
                     14.13            13.97
                     14.11            13.99
                     14.14            13.96
                     14.11            13.99
                     14.02            14.01
                        14            14.07
                     14.03            14.18
                     14.06            14.29
                     13.94            14.25
                     13.74            13.95
                     13.98            14.13
                     13.96            14.03
                     14.11            13.97
                     14.14            14.11
                      14.1            14.14
4/30/2003            14.15            14.17

(1) Inclusive of net assets to attributable Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the current annualized per share dividend to common shareholders by the market price per common share.


                         04.30.03 | PIMCO Municipal Income Funds Annual Report 5

PIMCO NEW YORK MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS (UNAUDITED)

SYMBOL:                            PRIMARY INVESTMENTS:              INCEPTION DATE:
PNF                                Municipal fixed-income            June 26, 2001
                                   securities, the interest
OBJECTIVE:                         from which is exempt from         TOTAL NET ASSETS(1):
PIMCO New York Municipal           federal, New York State and       $161.2 million (at 4/30/03)
Income Fund seeks to provide       New York City income tax.
current income exempt from                                           PORTFOLIO MANAGER:
federal, New York State and                                          Mark McCray
New York City income tax.

 TOTAL RETURN(2):                                     Market Price                 NAV
------------------------------------------------------------------------------------------
1 Year                                                1.82%                        3.37%
Commencement of Operations (6/26/01) to 4/30/03       0.80%                        3.07%


COMMON SHARE PRICE PERFORMANCE (WEEKLY):                                 PORTFOLIO STATISTICS:
For the period 6/26/01 - 4/30/03                                         ---------------------------------
New York Municipal Income Fund at Market Price                           Market Price               $13.55
New York Municipal Income Fund at NAV                                    ---------------------------------
                                                                         Net Asset Value            $13.49
                                                                         ---------------------------------
                                                                         Market Yield Price(3)      6.64%
                                                                         ---------------------------------

[GRAPHIC OMITTED]

6/26/2001               15            14.32
                        15             14.3
                     15.09            14.33
                      15.1            14.38
                     15.07            14.46
                     15.01            14.55
                     15.06            14.59
                      15.2            14.67
                      15.4            14.81
                      15.4            14.73
                     15.18            14.79
                     15.33            14.71
                     15.25            14.74
                     14.25            14.27
                     14.89            14.31
                      14.9            14.57
                     14.81            14.39
                      14.7            14.36
                     14.75            14.25
                     14.83            14.56
                     15.12             14.8
                     14.96            14.19
                     14.88            13.97
                      14.7            14.11
                     14.62            13.58
                      14.6            13.54
                      13.7            13.53
                      13.7            13.51
                     13.95            13.61
                     14.44            14.02
                     14.76            14.13
                      14.8            13.89
                     14.73            13.98
                     14.73            14.14
                      14.8             14.1
                      14.7            14.33
                     14.77            14.28
                     14.55            13.87
                      14.5            13.64
                     13.93            13.58
                     14.17             13.6
                     14.18            13.81
                     14.25            13.92
                     14.31            13.78
                     14.27            13.94
                     14.37            13.96
                     14.34            13.78
                        14            13.55
                     13.96            13.71
                      14.1            13.85
                     14.33             13.9
                     14.31            13.99
                     14.32            13.98
                     14.27            13.93
                     14.44            14.02
                      14.9            14.02
                      14.7            14.11
                     14.58            14.17
                        15            14.06
                      14.8            14.05
                     14.75            14.03
                     14.67            13.97
                     14.67            14.05
                      14.7            14.28
                     14.63            14.24
                     14.55            14.39
                     14.66            14.46
                     14.75             14.5
                      14.6            14.33
                     14.18            13.73
                     14.12            13.67
                     14.37            13.86
                     14.34            14.05
                     13.93             13.9
                     14.18            13.75
                     14.05            13.72
                     13.89            13.94
                     13.69            13.96
                     13.63            14.03
                      13.5            14.12
                     13.95            14.15
                      13.8            13.92
                      13.8            13.86
                     13.42            13.84
                      13.5            13.86
                     13.51            13.88
                     13.48            13.92
                     13.51            13.94
                      13.5            13.97
                     13.68            14.04
                     13.46            14.07
                     13.23            13.75
                     13.48            13.89
                      13.5            13.31
                     13.42            13.22
                     13.38            13.46
                     13.46            13.48
4/30/2003            13.55            13.49

(1)Inclusive of net assets to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the current annualized per share dividend to common shareholders by the market price per common share.



6 PIMCO Municipal Income Funds Annual Report | 04.30.03

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                                 Credit Rating*
     (000)                                                                                  (Moody's/S&P)     Value**
 MUNICIPAL BONDS & NOTES-87.2%
ALABAMA--2.0%
 $ 2,500  Birmingham Baptist Med. Ctr., Baptist Health Syst., Ser. A,
            5.875%, 11/15/24                                                                 A3/NR        $  2,598,825
   8,000  Huntsville Health Care Auth., Ser. A, 5.75%, 6/1/31                                A2/NR           8,181,120
                                                                                                          ------------
                                                                                                            10,779,945
                                                                                                          ------------
ALASKA--0.8%
   6,000  Northern Tobacco Securitization Corp., 5.50%, 6/1/29                               A3/A-           4,443,960
                                                                                                          ------------
ARIZONA--0.3%
   2,000  Apache Cnty. Pollution Control Rev., Tucson Elec. Power Co.,
            5.875%, 3/1/33                                                                  Ba3/B+           1,806,980
                                                                                                          ------------
CALIFORNIA--1.6%
  10,000  Tobacco Securitization Agcy. Rev., 6.75%, 6/1/39                                   A3/A-           8,846,300
                                                                                                          ------------
COLORADO--2.3%
   3,000  Denver Health & Hosp. Auth. Healthcare Rev., Ser. A,
            5.375%-6.00%, 12/1/23-12/1/28                                                   Baa2/BBB+        2,924,920
  12,400  Liberty Heights Health Auth. Retirement Facs. Rev., zero coupon,
            7/15/24                                                                          NR/AAA          4,212,032
   4,965  Northwest Pkwy. Pub. Hwy. Auth., Ser. D, 7.125%, 6/15/41                           Ba1/BB+         5,125,072
                                                                                                          ------------
                                                                                                            12,262,024
                                                                                                          ------------
CONNECTICUT--0.2%
   1,000  State Dev. Auth. Pollution Control Rev., Conn. Light & Power,
            5.85%, 9/1/28                                                                    A3/BBB          1,049,250
                                                                                                          ------------
DISTRICT OF COLUMBIA--1.1%
   6,555  Tobacco Settlement Fin. Corp., 6.25%, 5/15/24                                      A3/A-           5,951,022
                                                                                                          ------------
FLORIDA--1.8%
   9,000  Highlands Cnty. Health Fac. Auth. Rev., Adventist Health Syst.,
            Ser. A, 6.00%, 11/15/31                                                          A3/A-           9,516,960
                                                                                                          ------------
GEORGIA--2.1%
  10,000  Muni Elec. Auth. Power Rev., Ser. Z, 5.50%, 1/1/20 (MBIA)                         Aaa/AAA         11,506,600
                                                                                                          ------------
ILLINOIS--13.6%
   5,215  Champaign Cnty. School Dist., GO, 5.375%, 1/1/15-1/1/16 (FGIC)                    Aaa/AAA          5,983,303
  10,115  Chicago Education Board GO, Ser. A, zero coupon, 12/1/31                          Aaa/AAA          2,182,412
   9,080  Chicago, GO, Ser. A, 5.375%, 1/1/34 (FGIC)                                        Aaa/AAA          9,447,286
   2,000  Chicago Water Rev., 5.25%, 11/1/27 (FGIC)                                         Aaa/AAA          2,067,680
   6,260  Dev. Fin. Auth. Hosp. Rev., Adventist Health Syst.,
            5.50%-5.65%, 11/15/24-11/15/29                                                   A3/A-           6,281,181
   5,000  Educational Fac. Auth. Rev., Chicago Univ., Ser. A, 5.25%, 7/1/41                  Aa1/AA          5,161,050
   1,115  Educational Fac. Auth. Rev., Midwestern Univ., Ser. B,
            5.50%, 5/15/18                                                                  NR/BBB+          1,157,258
   3,000  Health Fac. Auth. Rev., Decatur Memorial Hosp., 5.75%, 10/1/24                     A2/A            3,076,140
     500  Health Fac. Auth. Rev., Midwest Physician Group Ltd.,
                     5.50%, 11/15/19                                                        NR/BBB-            403,305


                            4.30.03 PIMCO Municipal Income Funds Annual Report 7

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                            Credit Rating*
    (000)                                                                             (Moody's/S&P)       Value**
 MUNICIPAL BONDS & NOTES (CONTINUED)
ILLINOIS (CONCLUDED)
 $ 5,425  Health Fac. Auth. Rev., Silver Cross Hosp., 5.50%, 8/15/25                       NR/A-          $  5,428,092
   5,690  Lake Cnty. High School Dist., GO, Ser. B, zero coupon,
            2/1/19-2/1/22 (FGIC)                                                          Aaa/AAA            6,674,760
   1,215  Northern Univ. Rev., Auxilary Fac. Syst., 5.00%, 4/1/16 (FGIC)                  Aaa/NR             1,299,163
   7,345  Regional Transportation Auth., Ser. B, 5.50%, 6/1/23 (FGIC)                     Aaa/AAA            8,350,898
   2,500  State, GO, 5.375%, 8/1/14 (MBIA)                                                Aaa/AAA            2,805,650
   3,000  State Sales Tax Rev., 5.125%, 6/15/20                                           Aa2/AAA            3,169,950
   5,000  Univ. Rev., Auxiliary Fac. Syst., Ser. B, 5.25%, 4/1/32 (FGIC)                  Aaa/AAA            5,182,950
   4,000  Winnebago Boone ETC Cntys., Rock Valley Community College,
            5.30%, 10/1/18 (FGIC)                                                          Aaa/NR            4,314,360
                                                                                                          ------------
                                                                                                            72,985,438
                                                                                                          ------------
INDIANA--1.8%
   6,500  Carmel School Bldg. Corp., 5.00%, 7/15/22 (MBIA)                                NR/AAA             6,737,120
   2,725  Richland Beanblossom School Bldg. Corp., 5.00%, 1/15/22 (FGIC)                 Aaa/AAA             2,815,443
                                                                                                          ------------
                                                                                                             9,552,563
                                                                                                          ------------
KANSAS--3.9%
          Wichita Hosp. Rev.,
   5,000  Ser. III, 5.625%, 11/15/31                                                       NR/A+             5,184,600
  14,370  Ser. XI, 6.25%, 11/15/24                                                         NR/A+            15,488,705
                                                                                                          ------------
                                                                                                            20,673,305
                                                                                                          ------------
LOUISIANA--6.2%
  10,000  Local Gov't Environmental Fac., Community Dev. Auth. Rev.,
           6.55%, 9/1/25                                                                   NR/A             11,339,400
  27,890  Tobacco Settlement Fin. Corp. Rev., 5.875%, 5/15/39                              A3/A-            21,850,699
                                                                                                          ------------
                                                                                                            33,190,099
                                                                                                          ------------
MARYLAND--0.7%
   3,500  Baltimore Water Proj. Rev., Ser. A, 5.125%, 7/1/42 (FGIC)                       Aaa/AAA            3,612,070
                                                                                                          ------------
MICHIGAN--4.7%
   2,000  Detroit GO, Ser. A-1, 5.375%, 4/1/15-4/1/17 (MBIA)                              Aaa/AAA            2,210,420
   5,650  Forest Hills Pub. School, GO, 5.25%, 5/1/18                                     Aa2/NR             6,051,997
   3,000  Mount Clemens Community School Dist., 5.00%, 5/1/31                             AaaAAA             3,049,770
      50  Royal Oak Hosp. Fin. Auth., William Beaumont Hosp., Ser. M,
            5.25%, 11/15/35 (MBIA)                                                        Aaa/AAA               51,523
   4,000  State Health Fac. Auth. Rev., Detroit Med. Ctr., 6.25%, 8/15/13                Ba1/BBB-            3,726,800
   3,000  State Strategic Oblig. Rev., Detroit Edison Co., 5.45%, 9/1/29                   A3/A-             3,090,750
   3,000  Taylor Tax lncrement Fin. Auth., 5.375%, 5/1/17 (FSA)                          Aaa/AAA             3,281,850
   6,265  Wayne Charter Cnty. Airport Fac. Rev., Northwest Airlines, Inc.,
            6.75%, 12/1/15                                                                 NR/NR             3,887,057
                                                                                                          ------------
                                                                                                            25,350,167
                                                                                                          ------------

8 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                                  Credit Rating*
    (000)                                                                                   (Moody's/S&P)       Value**
 MUNICIPAL BONDS & NOTES (CONTINUED)
MINNESOTA--0.6%
 $ 3,000  Agricultural & Econ. Dev. Board Rev., Health Care Syst., Ser. A,
            6.375%, 11/15/29                                                                    A2/A        $  3,224,040
                                                                                                            ------------
MISSOURI--0.5%
   2,500  Interstate 470 & 350 Trans. Dev., Motranson Rev., 6.35%, 5/1/22                       NR/NR          2,535,075
                                                                                                            ------------
NEVADA--1.5%
   3,000  Clark Cnty. Airport Rev., Ser. B, 5.25%, 7/1/34 (FGIC)                               Aaa/AAA         3,079,830
   4,250  Truckee Meadows Water Auth. Rev., Ser. A, 5.25%, 7/1/34 (FSA)                        Aaa/AAA         4,409,503
     805  Washoe Cnty. Improvement Dist. No. 23, 6.50%, 11/1/17                                NR/NR             826,188
                                                                                                            ------------
                                                                                                               8,315,521
                                                                                                            ------------
NEW HAMPSHIRE--0.6%
   3,000  State Bus. Fin. Auth. Pollution Control Rev., Conn. Light & Power
            Co., 5.85%, 12/1/22                                                                A3/BBB          3,093,900
                                                                                                            ------------
NEW JERSEY--4.0%
   1,860  Camden Cnty. Improvement Auth. Rev., Cooper Health Syst.,
           5.60%-6.00%, 2/15/07-2/15/27                                                        Ba3/NR          1,728,786
   3,000  Economic Dev. Auth. Rev., Arbor Glen, Ser. A, 5.875%, 5/15/16                         NR/NR          2,716,890
  16,550  Economic Dev. Auth. Rev., Kapkowski Landfill Proj., 5.75%, 4/1/31                   Baa3/NR         16,850,217
                                                                                                            ------------
                                                                                                              21,295,893
                                                                                                            ------------
NEW MEXICO--0.5%
   2,500  Farmington Pollution Control Rev., Public Service Co.,
            5.80%, 4/1/22                                                                    Baa3/BBB-         2,480,025
                                                                                                            ------------
NEW YORK--0.9%
   1,700  State Dorm Auth. Rev., Sloan-Kettering Ctr., Ser. 1, 5.00%, 7/1/34                   Aa2/AA          1,714,994
   2,875  Westchester Cnty. Health Care Corp. Rev., Ser. A,
            5.875%, 11/1/25                                                                     A3/A           3,043,389
                                                                                                            ------------
                                                                                                               4,758,383
                                                                                                            ------------
NORTH CAROLINA--0.6%
   3,000  Fin. Agy. Rev., Duke Univ. Proj., Ser. A, 5.125%, 10/1/41                           Aa1/AA+          3,075,000
                                                                                                            ------------
OHIO--1.3%
   5,065  Lorain Cnty. Hosp. Rev., Catholic Healthcare Partners,
            5.625%-5.75%, 10/1/17-10/1/18                                                      A1/AA-          5,454,062
   1,235  State Turnpike Rev., 5.50%, 2/15/15                                                  Aa3/AA          1,383,978
                                                                                                            ------------
                                                                                                               6,838,040
                                                                                                            ------------
PENNSYLVANIA--4.7%
   7,280  Allegheny Cnty. Hosp. Dev. Auth. Rev., Ser. B, 9.25%, 11/15/30                        B1/B+          8,184,686
   1,000  Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30                     Baa1/BBB+        1,002,160
   1,095  Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)                                Aaa/AAA         1,171,464
   2,575  Delaware Cnty. Auth. College Rev., Neumann College,
            5.80%, 10/1/17                                                                     NR/BBB-         2,608,990
   1,000  Philadelphia Auth. Indl. Rev., Franklin Institute, 5.20%, 6/15/26                    Baa2/NR           950,930

                            4.30.03 PIMCO Municipal Income Funds Annual Report 9

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                          Credit Rating*
    (000)                                                                           (Moody's/S&P)       Value**
 MUNICIPAL BONDS & NOTES (CONTINUED)
PENNSYLVANIA (CONCLUDED)
 $ 4,610  Philadelphia Hosp. & Higher Education Fac. Hosp. Rev., Temple
            Univ. Hosp., Ser. A, 6.625%, 11/15/23                                     Baa2/BBB      $  4,663,660
   6,200  State Higher Educational Fac. Auth. Rev., UPMC Health Syst.,
            Ser. A, 6.00%, 1/15/31                                                      NR/A           6,450,480
                                                                                                    ------------
                                                                                                      25,032,370
                                                                                                    ------------
RHODE ISLAND--2.8%
   18,000  Tobacco Settlement Fin. Corp. Rev., Ser. A, 6.25%, 6/1/42                    A3/A-         14,879,880
                                                                                                    ------------
SOUTH CAROLINA--4.1%
   5,500  Greenwood Cnty. Hosp. Rev., Self Memorial Hosp.,
           5.50%, 10/1/21-10/1/26                                                      A2/A+           5,608,665
   3,000  Jobs Economic Dev. Auth. Hosp. Facs. Rev., Georgetown
           Memorial Hosp., 5.375%, 2/1/30                                              NR/AA           3,097,470
  15,600  Tobacco Settlement Rev., Ser. B, 6.375%, 5/15/30                             A3/A-          13,263,432
                                                                                                    ------------
                                                                                                      21,969,567
                                                                                                    ------------
TENNESSEE--2.5%
   4,000  Knox Health Educational & Housing Fac. Rev., Baptist Health
            Syst., 6.375%, 4/15/22                                                    Baa2/NR          4,138,200
   9,320  Memphis Health Educational & Housing Fac., Wesley Housing
            Corp., 6.95% 1/1/20 (e)                                                     NR/NR          9,434,356
                                                                                                    ------------
                                                                                                      13,572,556
                                                                                                    ------------
TEXAS--10.8%
   5,000  Austin Convention Enterprises Inc., Ser. B, 5.75%, 1/1/32                    Aa3/A+          5,274,750
   4,000  Austin Water & Wastewater Syst. Rev., Ser. A & B,
            5.25%, 5/15/31 (FSA)                                                       Aaa/AAA         4,145,640
   2,935  Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac.,
            5.25%, 11/15/19                                                             NR/A-          2,934,941
   2,865  Corpus Christi Refin. & Improvement, GO, 5.375%, 3/1/18 (FSA)                Aaa/AAA         3,121,160
   3,680  Duncanville Indpt. School Dist., Ser. B, 5.25%, 2/15/32                      Aaa/AAA         3,815,902
   5,000  Harris Cnty. Health Fac. Dev. Corp., Christus Health, Ser. A,
            5.375%, 7/1/29 (MBIA)                                                      Aaa/AAA         5,175,100
   7,000  Harris Cnty. Health Fac. Dev. Corp., Memorial Hermann
          Healthcare, 6.375%, 6/1/29                                                    A2/A          7,504,840
   1,840  Houston Water Conveyance Syst., CP., Ser. J, 6.25%, 12/15/12
            (AMBAC)                                                                    Aaa/AAA         2,238,121
   2,000  Mansfield Indpt. School Dist., GO, 5.25%, 2/15/23                            Aaa/AAA         2,094,700
   4,380  Southlake Parks Dev. Corp., Sales Tax Rev., 5.60%, 8/15/31
            (AMBAC)                                                                    Aaa/AAA         4,648,625
   4,530  State Water Financial Assistance, Ser. A, 5.30%, 8/1/18,                     Aa1/AA          4,887,825
   4,255  University North Texas Univ. Rev., 5.00%, 4/15/34 (FSA)                      Aaa/AAA         4,333,462
   7,450  Water Dev. Board Rev., 5.125%, 7/15/18                                       Aaa/AAA         7,852,524
                                                                                                    ------------
                                                                                                      58,027,590
                                                                                                    ------------

10 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                                   Credit Rating*
    (000)                                                                                    (Moody's/S&P)       Value**
 MUNICIPAL BONDS & NOTES (CONCLUDED)
UTAH--1.3%
$  7,000  Salt Lake Cnty. Hosp. Rev., IHC Health Services Inc., 5.125%,
            2/15/33 (AMBAC)                                                                     Aaa/AAA      $  7,155,820
                                                                                                             ------------
WASHINGTON--3.6%
   3,120  Cowlitz Cnty. School Dist., GO, 5.625%, 12/1/14-12/1/16 (FSA)
   5,000  Kent, GO, 5.375%, 12/1/20 (MBIA)                                                       Aaa/NR         3,501,005
   5,420  King Cnty. School Dist., GO, Ser. A, 5.25%, 12/1/21 (MBIA)                            Aaa/AAA         5,370,250
   4,000  Northwest Energy Elec. Rev., Ser. A, 5.50%, 7/1/13-7/1/15                             Aaa/AAA         5,726,013
                                                                                                Aa1/AA-         4,532,720
                                                                                                             ------------
                                                                                                               19,129,988
WISCONSIN--3.8%                                                                                              ------------
  14,785  Badger Tobacco Asset Corp., 5.75%-6.00%, 6/1/12-6/1/17
   1,070  Hortonville School Dist., GO, 5.25%, 4/1/18 (AMBAC)                                     A3/A         13,557,617
   3,515  State, GO, Ser. A, 5.00%, 5/1/22 (FGIC)                                                Aaa/NR         1,129,492
   2,230  State Health & Educational Fac. Auth. Rev., Kenosha Hosp. &                           Aaa/AAA         3,612,330
            Med. Ctr., 5.625%, 5/15/29
                                                                                                  NR/A          2,256,381
                                                                                                             ------------
                                                                                                               20,555,820
Total Municipal Bonds & Notes (cost-$467,092,539)                                                            ------------
                                                                                                              467,466,151
 VARIABLE RATE NOTES (B)--10.7%                                                                              ------------
HAWAII--0.7%
   3,468  Honolulu City & Cnty. Wastewater Syst. Rev., Ser. 400,
            8.28%, 7/1/23 (FGIC)

ILLINOIS--2.7%                                                                                   Aaa/NR         3,643,094
   7,253  Cook Cnty. GO, Ser. 458, 8.35%, 11/15/28 (FGIC)                                                    ------------
   6,900  Educational Fac. Auth. Rev., 8.62%, 7/1/26
                                                                                                 Aaa/NR         7,497,925
                                                                                                 NR/AA          7,201,530
                                                                                                             ------------
MASSACHUSETTS--1.1%                                                                                            14,699,455
   5,000  State Health & Educational Fac. Auth. Rev., 9.94%, 1/1/10                                          ------------

NEVADA--1.4%                                                                                     NR/NR          5,612,700
   7,500  Clark Cnty. Passenger Fac. Change Rev., Ser. 343, 7.78%,                                           ------------
            7/1/22 (MBIA)

NEW YORK--1.3%                                                                                  Aaa/AAA         7,580,400
   6,500  City Muni. Water Auth. Rev., 8.39%, 6/15/05                                                        ------------

TEXAS--2.6%                                                                                      NR/AA          6,903,780
   4,250  Harris Cnty. Health Fac. Dev. Corp., 9.12%, 2/15/21                                                ------------
   8,988  Harris Cnty. Health Fac. Dev. Corp., Ser. 357, 9.10%, 7/1/29
            (MBIA)                                                                               NR/AA          4,405,550

                                                                                                 Aaa/NR         9,616,985
                                                                                                             ------------
WASHINGTON--0.9%                                                                                               14,022,535
   4,500  Seattle GO, Ser. 348, 8.53%, 12/15/28                                                              ------------

Total Variable Rate Notes (cost-$50,364,539)                                                     Aa1/NR         4,757,760
                                                                                                             ------------
                                                                                                               57,219,724
                                                                                                             ------------


                           4.30.03 PIMCO Municipal Income Funds Annual Report 11

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                                        Credit Rating*
    (000)                                                                                        (Moody's/S&P)       Value**
 SHORT-TERM VARIABLE RATE DEMAND NOTES (B)(D)--1.6%
CALIFORNIA--0.2%
$ 1,200   Los Angeles Dept. Water & Power Waterworks Rev., Ser. B-2,
            1.35%, 5/1/03                                                                          Aa2/AA        $  1,200,000
                                                                                                                 ------------
COLORADO--0.3%
  1,675   Housing & Fin. Auth., 1.35%, 5/7/03 (LOC: Landesbank Hessen)                             Aaa/AAA          1,675,000
                                                                                                                 ------------
MICHIGAN--0.3%
  1,500   Detroit Sewer Disp. Rev., Ser. A, 1.35%, 5/7/03 (MBIA)                                   Aaa/AAA          1,500,000
                                                                                                                 ------------
NEW JERSEY--0.2%
  1,100   State Educational Fac. Auth. Rev., Princeton Univ., Ser. B.,
            1.15%, 5/1/03                                                                          Aaa/AAA          1,100,000
                                                                                                                 ------------
RHODE ISLAND--0.1%
    700   State Indl. Fac. Rev., Exxon Mobil Corp., 1.30%, 5/1/03                                  Aaa/AAA            700,000
                                                                                                                 ------------
TEXAS--0.2%
  1,000   Gulf Coast Waste Disp. Auth., Amoco Oil Co., Ctl. Rev.,
            1.30%, 5/1/03                                                                          Aa1/AA+          1,000,000
                                                                                                                 ------------
VIRGINIA--0.3%
  1,635   Loudoun Cnty. Indl. Dev. Auth. Rev., Howard Hughes Medical Inst.
            Ser. A, 1.30%, 5/1/03                                                                  Aaa/AAA          1,635,000
                                                                                                                 ------------
Total Short-Term Variable Rate Demand Notes (cost-$8,810,000)                                                       8,810,000
                                                                                                                 ------------
 U.S. TREASURY BILLS (F)--0.6%
  1,385     1.13%, 5/8/03                                                                          Aaa/AAA          1,384,701
  1,850     0.94%-1.14%, 5/15/03                                                                   Aaa/AAA          1,849,203
                                                                                                                 ------------
Total U.S. Treasury Bills (cost-$3,233,883)                                                                         3,233,904
                                                                                                                 ------------
TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$529,500,961+)--100.1%                                       536,729,779
                                                                                                                 ------------
 CALL OPTIONS WRITTEN (G)--(0.1)%
Contracts
------------
          U.S. Treasury Bond Futures, Chicago Board of Trade:
   (157)    Strike price $114, expires 6/20/03                                                                       (171,719)
   (255)    Strike price $116, expires 6/20/03                                                                       (127,500)
   (255)    Strike price $116, expires 8/22/03                                                                       (326,719)
                                                                                                                 ------------
Total call options written (premiums received-$521,190)                                                              (625,938)
                                                                                                                 ------------
TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$528,979,772)--100.0%                                       $536,103,841
                                                                                                                 ------------

12 PIMCO Municipal Income Funds Annual Report 4.30.03 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $529,500,961. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $30,848,525; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $17,565,836; net unrealized appreciation for federal income tax purposes is $7,228,818.


12 PIMCO Municipal Income Funds Annual Report  4.30.03  SEE ACCOMPANYING NOTES
       TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


 Principal
    Amount                                                                         Credit Rating*
     (000)                                                                          (Moody's/S&P)         Value**
 CALIFORNIA MUNICIPAL BONDS & NOTES--86.0%
 $ 1,000    ABAG Fin. Auth. for Nonprofit Corps., CP, 5.375%, 2/15/19                 NR/BBB+          $  1,008,450
   1,000    ABAG Fin. Auth. for Nonprofit Corps., Ser. A, Rev.,
               5.375%, 11/15/25                                                        NR/A+              1,050,770
   2,745    ABC Unified School Dist., GO, zero coupon, 8/1/26-8/1/27
               (FGIC)                                                                 Aaa/AAA               795,039
   1,385    Alvord Unified School Dist., GO, Ser. C, 5.375%, 8/1/29 (FSA)              Aaa/NR             1,474,900
   1,650    Apple Valley, CP, 5.375%, 6/1/21                                           NR/A+              1,755,254
   2,000    Baldwin Park Monrovia School Facs., Grant Financing Auth.,
               5.00%, 10/1/36 (AMBAC)                                                 Aaa/AAA             2,055,160
     400    Beverly Hills Public Fin. Auth. Lease, Rev., 5.65%, 6/1/15
               (MBIA)                                                                 Aaa/AAA               409,316
   6,405    Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)                  Aaa/NR             6,904,846
   2,250    Capistrano Unified School Dist., Community Fac. Dist., Special
               Tax, 5.75%, 9/1/29                                                      NR/NR              2,252,003
   8,250    Carson Improvement Board Act 1915, Special Assessment,
               6.35%-6.375%, 9/2/23-9/2/31                                             NR/NR              8,555,965
   5,250    Central JT Powers Health Fin. Auth., CP, 5.75%, 2/1/31                    Baa1/BBB+           5,278,088
   2,750    Contra Costa Cnty. Public Fin. Auth., Tax Allocation Rev.,
               5.125%, 8/1/19                                                          NR/BBB             2,819,438
   2,750    CSUCI Fin. Auth. Rev., Ser. A, 5.00%, 9/1/31 (MBIA)                       Aaa/AAA             2,802,305
   3,635    Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)                    Aaa/AAA             3,790,178
   1,000    Educational Fac. Auth. Rev., 5.75%, 12/1/30                               Baa3/NR             1,033,290
  25,215    El Monte, CP, 4.75%-5.25%, 6/1/30-1/1/34 (AMBAC)                          Aaa/AAA            25,867,461
  10,000    Foothill Eastern Corridor Agcy., Toll Road Rev., zero coupon,
               1/15/33-1/15/34                                                        Baa3/BBB-           1,649,850
   9,170    Fremont Community Fac. Dist., Special Tax., 6.00%-6.30%,
               9/1/18-9/1/31                                                           NR/NR              9,395,819
  10,000    Golden State Tobacco Securitization Corp., Tobacco Settlement
               Rev., Ser. 2003-A-1, 6.75%, 6/1/39                                       A3/A              8,846,300
            Health Fac. Fin. Auth. Rev.,
   5,315       5.125%, 7/1/18                                                           NR/A-             5,358,902
   4,000       Ser. A, 5.00%, 7/1/18-7/1/28                                           Baa2/BBB            3,787,380
   3,000       Ser. B, 5.25%, 10/1/14                                                   A3/A              3,156,900
  14,000    La Quinta Redev. Agcy., Tax Allocation,
               5.00%-5.125%, 9/1/21-9/2/32 (AMBAC)                                    Aaa/AAA            14,623,290
   1,585    Lincoln Public Fin. Auth. Rev., 6.125%, 9/2/27                             NR/NR              1,621,629
     845    Los Angeles Community Redev. Agcy., Tax Allocation, Ser. B,
               5.875%-6.00%, 9/1/26-9/1/31                                             NR/NR                827,133
   6,250    Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales
               Tax Rev., Ser. B, 4.75%, 7/1/28                                        Aaa/AAA             6,257,125
   3,250    Los Angeles Unified School Dist., GO, Ser. E, 5.125%, 7/1/21              Aaa/AAA             3,448,445
  13,000    Los Angeles Water & Power Rev., Ser. A-A-1, 5.25%, 7/1/21
               (FSA)                                                                  Aaa/AAA            13,873,470
   1,000    Menifee Union School Dist., Special Tax, 6.40%, 9/1/31                     NR/NR              1,020,760
   2,665    Merced Irrigation Dist. Elec. Syst. Rev., 6.50%, 9/1/22                   Baa3/NR             2,789,988

                           4.30.03 PIMCO Municipal Income Funds Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                          Credit Rating*
    (000)                                                                           (Moody's/S&P)        Value**
 CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
  $3,500     Metropolitan Water Dist., Waterworks Rev., Ser. A,
                5.00%, 7/1/26                                                           Aa2/AA        $  3,589,355
   5,820     Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)             Aaa/AAA           6,132,534
   5,910     Murrieta Valley, Yuma Unified School Dist., Special Tax,
                6.30%-6.50%, 9/1/18-9/1/31                                              NR/NR            6,076,876
   1,080     Palm Springs Community Redev. Agcy., Tax Allocation,
                5.50%, 8/1/21                                                           NR/A-            1,151,572
   1,010     Pomona Unified School Dist., GO, Ser. A, 6.10%, 2/1/19 (MBIA)             Aaa/AAA           1,235,876
   1,690     Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24                   NR/NR            1,752,648
   2,770     Rancho Mirage Redev. Agcy., Tax Allocation,
                5.50%-5.625%, 4/1/24-4/1/33                                           Baa1/BBB+          2,916,818
   8,305     Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)                               Aaa/AAA           8,706,796
   1,000     Riverside Cnty. Pub. Financing., Tax Allocation, Ser. A,
                5.625%, 10/1/33                                                       Baa2/BBB-          1,026,850
   1,850     Riverside Improvement Board Act 1915, Special Assessment,
                6.15%-6.375%, 9/2/19-9/2/26                                             NR/NR            1,891,143
     575     Roseville, Woodcreek Community Fac. Dist., Special Tax,
                6.375%, 9/1/27                                                          NR/NR              598,494
   2,000     Sacramento Health Fac. Rev., Ser. A, 5.30%, 1/1/24                         NR/A+            2,059,060
   6,910     Sacramento, Special Tax, 5.70%-6.15%, 9/1/21-9/1/26                        NR/NR            7,014,696
     545     San Diego Cnty., CP, 5.25%, 10/1/28                                        A2/NR              558,739
   6,000     San Diego Cnty., Water Auth. Rev., CP, Ser. A,
                4.75%-5.00%, 5/1/28-5/1/32                                             Aaa/AAA           6,036,890
   3,330     San Francisco Bay Area Rapid Transit Dist. Rev.,
                5.125%, 7/1/36 (AMBAC)                                                 Aaa/AAA           3,459,037
   4,250     San Francisco City & Cnty. Airport., Community Int'l Airport
                Rev., 4.50%, 5/1/26 (MBIA)                                             Aaa/AAA           4,178,217
   4,280     San Francisco City & Cnty. Redev. Agcy., Community Facs. Dist.,
                Special Tax, 6.25%, 8/1/33                                              NR/NR            4,297,377
     720     San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax,
                Ser. B, 6.125%, 8/1/31                                                  NR/NR              720,605
   5,065     San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)                               Aaa/AAA           5,361,303
             San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev.,
                Ser. A,
   5,000        zero coupon, 1/15/19                                                  Baa3/BBB-          3,841,700
   5,000        5.50%, 1/15/28                                                        Baa3/BBB-          4,823,000
     240     San Jose Improvement Board Act 1915, Special Assessment,
                Ser. 24Q, 5.60%, 9/2/17                                                 NR/NR              247,308
   5,000     San Jose Unified School Dist., Santa Clara Cnty., GO, Ser. D,
                5.125%, 8/1/25 (FSA)                                                   Aaa/NR           5,205,800
  26,450     San Juan Unified School Dist., GO, zero coupon, 8/1/22-8/1/26
                (FSA)                                                                  Aaa/AAA           8,802,460
     600     Santa Ana Financing. Auth., Ser. C, Rev., 5.60% 9/1/19                    NR/BBB             644,796
   1,815     Santa Clara CP, 5.00%, 2/1/32 (AMBAC)                                     Aaa/AAA           1,871,356


14 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                             Credit Rating*
    (000)                                                                             (Moody's/S&P)      Value**
 CALIFORNIA MUNICIPAL BONDS & NOTES (CONCLUDED)
$ 1,435   Santa Maria JT Union High School Dist., GO, Ser. A,
              5.25%, 8/1/25 (FSA)                                                        Aaa/AAA      $  1,536,211
          State, GO,
 11,000       4.75%-5.375%, 10/1/25-12/1/28                                               A1/A+         11,203,000
  5,000       5.00%, 4/1/27 (AMBAC)                                                      Aaa/AAA         5,137,200
  5,000   State, Public Works Board Lease Rev., Ser. B, 5.00%, 9/1/21                    Aaa/AAA         5,190,000
          Statewide Community Dev. Auth., CP,
 15,000       5.375%, 4/1/30                                                              NR/BBB        14,412,150
  8,000       6.50%, 7/1/20                                                              Baa2/BBB        8,570,480
          Statewide Community Dev. Auth., Rev.,
  9,900       6.625%, 10/1/31-11/1/31                                                     NR/NR         10,075,840
  2,550       6.75%, 6/1/28                                                               NR/NR          2,622,905
 15,250       Ser. A, 5.125%, 10/1/30                                                     NR/A+         15,105,125
  4,000       Ser. B, 5.50%, 8/15/34                                                      A2/A+          4,090,040
 10,800   Tobacco Securitization Auth. Rev., Ser. A,
              5.25%-5.375%, 6/1/31-6/1/41                                                  A1/A          7,780,470
  6,865   Tustin Unified School Dist., Special Tax,
              5.50%-5.625%, 9/1/22-9/1/32                                                 NR/NR          6,844,456
  7,000   University Rev., Ser. O, 5.125%, 9/1/31                                        Aaa/AAA         7,275,590
  3,750   West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31                                Baa2/NR         3,878,775
                                                                                                      ------------
Total California Municipal Bonds & Notes (cost-$333,557,025)                                           342,433,002
                                                                                                      ------------
 OTHER MUNICIPAL BONDS & NOTES--2.5%
LOUISIANA--0.3%
  1,750   Tobacco Settlement Finance Corp., Ser. 2001-B,
              5.875%, 5/15/39                                                              A1/A          1,371,055
PUERTO RICO--2.2%
  3,050   Commonwealth, GO, 5.50%, 7/1/12                                                 NR/AAA         3,547,546
  5,000   Electric Power Auth. Power Rev., 5.25%, 7/1/29 (FSA)                           Aaa/AAA         5,235,950
                                                                                                      ------------
Total Other Municipal Bonds & Notes (cost-$10,116,823)                                                  10,154,551
                                                                                                      ------------
 CALIFORNIA VARIABLE RATE NOTES (B)--8.3%
 10,003   Los Angeles Wastewater Syst. Rev., Ser. 318. 8.41%, 6/1/28
              (FGIC) (c)                                                                  A1/AA-        10,504,425
 22,500   State, GO, RITES-PA Ser. 898-R, 8.44%, 6/1/09 (c)(e)                             A2/A         22,719,600
                                                                                                      ------------
Total California Variable Rate Notes (cost-$31,793,546)                                                 33,224,025
                                                                                                      ------------
 CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES (B)(D)--2.7%
    700   Bay Area Toll Auth., Toll Bridge Rev., 1.30%, 5/8/03
             (AMBAC)                                                                    VMIG1/A1+          700,000
  1,100   East Bay Muni. Util. Dist. Water Syst. Rev., Ser. A,
              1.30%, 5/7/03 (FSA)                                                       VMIG1/A1+        1,100,000
  1,600   Health Facs. Financing Auth. Rev., Ser. B, 1.35%, 5/1/03
              (AMBAC)                                                                   VMIG1/A1+        1,600,000



                           4.30.03 PIMCO Municipal Income Funds Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                           Credit Rating*
    (000)                                                                            (Moody's/S&P)      Value**
 CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES (B)(D) (CONCLUDED)
$ 2,650   Infrastructure & Economic Dev. Bank Insured Rev., Ser. B
              1.35%, 5/1/03 (AMBAC)                                                    Aaa/A1+       $  2,650,000
    800   Irvine Ranch Water Dist., Ser. B, 1.30%, 5/1/03
              (LOC: Helaba)                                                             NR/A1+            800,000
          Metropolitan Water Dist. Southern California Waterworks Rev.,
  1,950        Ser. C1, 1.30%, 5/1/03 (LOC: Lloyds TSB Bank plc)                      VMIG1/A1+         1,950,000
  1,150        Ser. C2, 1.20%, 5/1/03 (LOC: Lloyds TSB Bank plc)                      VMIG1/A1+         1,150,000
    500   Pollution Control Financing Auth., Pollution Control Rev., 1.20%,
              5/1/03                                                                  VMIG1/A1+           500,000
                                                                                                     ------------
Total California Short-Term Variable Rate Demand Notes (cost-$10,450,000)                              10,450,000
                                                                                                     ------------
 U.S. TREASURY BILLS (F)--0.6%
  2,450   0.95%-1.14%, 5/8/03-5/15/03 (cost-$2,449,184)                                AAA/AAA          2,449,197
                                                                                                     ------------
TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$388,366,578++)--100.1%                          398,710,775
                                                                                                     ------------
 CALL OPTIONS WRITTEN (G)--(0.1)%
Contracts
---------
          U.S. Treasury Bond Futures, Chicago Board of Trade,
   (118)      Strike price $114, expires 6/20/03                                                         (129,062)
   (116)      Strike price $116, expires 6/20/03                                                          (58,000)
   (116)      Strike price $116, expires 8/22/03                                                         (148,625)
                                                                                                     ------------
Total Call Options Written (premiums received-$267,012)                                                  (335,687)
                                                                                                     ------------
TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$388,099,566)--100.0%                           $398,375,088
                                                                                                     ------------

--------------------------------------------------------------------------------
++ The cost basis of portfolio securities for federal income tax purposes is $388,366,578. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $14,504,748; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,160,551; net unrealized appreciation for federal income tax purposes is $10,344,197.


16 PIMCO Municipal Income Funds Annual Report  4.30.03  SEE ACCOMPANYING NOTES
       TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


 Principal
    Amount                                                                       Credit Rating*
     (000)                                                                        (Moody's/S&P)        Value**
 NEW YORK MUNICIPAL BONDS & NOTES--86.3%
  $3,265     Albany Indl. Dev. Agcy. Civic Fac. Rev., Ser. A, 5.30%, 4/1/29            Baa2/NR     $  3,315,379
             Long Island Power Auth. Elec. Syst. Rev.,
   6,300        Ser. A, 5.50%, 12/1/29                                                 Baa1/A-        6,381,459
   1,000        Ser. L, 5.375%, 5/1/33 (e)                                             Baa1/A-        1,018,510
             Metropolitan Transportation Auth., NY Service Contract, Ser. A,
   6,040        5.00%, 7/1/25 (FGIC)                                                   Aaa/AAA        6,236,723
   8,150        5.00%, 7/1/30 (AMBAC)                                                  Aaa/AAA        8,360,188
   1,375        Ser. A, 5.125%, 1/1/29                                                  A3/AA-        1,406,680
   2,500     Monroe Tobacco Asset Securitization Corp. Rev.,
                6.375%, 6/1/35                                                          A3/A-         2,301,175
   5,000     New York City, GO, Ser. J, 5.125%, 5/15/29 (MBIA)                         Aaa/AAA        5,120,500
   2,000     New York City Indl. Dev. Agcy. Rev., 6.00%, 11/1/28                        NR/NR         1,211,200
             New York City Muni. Water Fin. Auth., Water & Sewer Syst.,
                Rev.,
   7,605        Ser. A, 4.75%, 6/15/31 (FGIC)                                          Aaa/AAA        7,640,667
   7,000        Ser. A, 5.125%, 6/15/21 (AMBAC)                                        Aaa/AAA        7,317,660
   5,000        Ser. C, 5.125%, 6/15/33                                                 Aa2/AA        5,152,050
   5,000        Ser. D, 5.25%, 6/15/25                                                  Aa2/AA        5,266,050
   3,250     New York City Transitional Fin. Auth., Rev.,
                Ser. B, 4.75%, 11/15/23                                                Aa2/AA+        3,267,322
   2,000     Port Auth. of New York & New Jersey Rev., 5.00%, 7/15/28                   A1/AA-        2,026,380
   6,550     State Dormitory Auth. Lease Rev., Ser. 1, 4.75%, 1/15/29 (FSA)            Aaa/AAA        6,583,143
   1,535     State Dormitory Auth. Rev., FHA-Mortgage Nursing Home Rev.,
                5.40%-5.50%, 2/1/31-2/1/41 (MBIA)                                      Aaa/AAA        1,619,917
   7,000     State Dormitory Auth. Rev., FHA-NY & Presbyterian Hosp.,
                4.75%, 8/1/27 (AMBAC)                                                  Aaa/AAA        7,096,250
   8,000     State Dormitory Auth. Rev., Lenox Hill Hosp. Oblig. Group,
                5.50%, 7/1/30                                                           A3/NR         8,266,640
   5,000     State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
                Ser. 1, 5.00%, 7/1/34                                                   Aa2/AA        5,044,100
   8,500     State Dormitory Auth. Rev., Mental Health Services Fac.
                Improvement, Ser D, 2/15/25 (MBIA)                                     Aaa/AAA        8,550,660
   7,325     State Dormitory Auth. Rev., Mount Sinai Health, Ser. A,
                6.50%-6.625%, 7/1/18-7/1/25                                            Baa3/BB        7,482,575
     845     State Dormitory Auth. Rev., New York Univ., Ser 2,
                5.50%, 7/1/20-7/1/21 (AMBAC)                                           Aaa/AAA          925,030
             State Dormitory Auth. Rev., State Univ., Ser B. (FSA)
   1,045        Ser. B, 4.75%, 5/15/28                                                 Aaa/AAA        1,049,326
   1,270        4.75%, 5/15/28 (Pre-refunded @ 101, 5/15/08) (a)                       Aaa/AAA        1,425,677
   1,275     State Dormitory Auth. Rev., Winthrop Univ. Hosp. Assoc.,
                Ser. A, 5.25%, 7/1/31 (AMBAC)                                          Aaa/AAA        1,335,308
   5,000     State Thruway Auth. General Rev., Ser. E, 4.75%, 1/1/19                   Aa3/AA-        5,143,350
   4,000     State Urban Dev. Corp., Correctional & Youth Facs. Services,
                Ser. A, 5.50%, 1/1/17                                                   NR/AA-        4,411,480
   3,975     State Urban Dev. Corp. Rev., Ser B, 4.75%, 1/1/28 (AMBAC)                  Aaa/AAA       4,005,210


                           4.30.03 PIMCO Municipal Income Funds Annual Report 17

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


Principal
   Amount                                                                               Credit Rating*
    (000)                                                                                (Moody's/S&P)      Value**
 NEW YORK MUNICIPAL BONDS & NOTES (CONCLUDED)
 $ 3,125     Tobacco Trust II Rev., 5.625%-5.75%, 6/1/35-6/1/43                             A3/A-       $  2,550,747
   7,000     Triborough Bridge & Tunnel Auth. Rev., Ser. A,
                5.00%, 1/1/27-1/1/32                                                       Aa3/AA-         7,149,660
                                                                                                        ------------
Total New York Municipal Bonds & Notes (cost-$134,646,508)                                               138,661,016
                                                                                                        ------------
 OTHER MUNICIPAL BONDS & NOTES--1.3%
LOUISIANA--0.4%
     750     Tobacco Settlement Finance Corp., Ser. 2001-B,
                5.875%, 5/15/39                                                             A3/A             587,595
                                                                                                        ------------
PUERTO RICO--0.9%
   1,500     Commonwealth Hwy. & Transportation Auth Rev., Ser. D,
                5.25%, 7/1/38                                                              Baa1/A          1,528,275
                                                                                                        ------------
Total Other Municipal Bonds & Notes (cost-$2,237,156)                                                      2,115,870
                                                                                                        ------------
 NEW YORK VARIABLE RATE NOTES (B)--7.2%
   5,173     New York City Transitional Fin. Auth. Rev., Ser. 362
                7.81%, 5/1/03 (c)                                                          Aa2/NR          5,233,949
             Tobacco Trust II Rev., RITES,
   4,000        9.396%, 12/1/09, 886-A (c)                                                  A1/A           2,537,280
   6,500        9.646%, 12/1/09, 886-B 9 (c)                                                A1/A           3,835,260
                                                                                                        ------------
Total New York Variable Rate Notes (cost-$15,470,277)                                                     11,606,489
                                                                                                        ------------
 NEW YORK SHORT-TERM VARIABLE RATE DEMAND NOTES (B)(D)--2.4%
   2,000     Nassau Cnty. Interim Fin. Auth. Rev., Ser. B., 1.30%,
                5/7/03 (FSA)                                                             VMIG1/A-1+        2,000,000
     300     New York State Thruway Auth. Rev., 1.35%, 5/1/03, (FGIC)                    VMIG1/A-1+          300,000
   1,600     State Dormitory Auth. Rev., Cornell Univ., Ser. B, 1.30%, 5/1/03            VMIG1/A-1+        1,600,000
                                                                                                        ------------
Total New York Short-Term Variable Rate Demand Notes (cost-$3,900,000)                                     3,900,000
                                                                                                        ------------
 OTHER SHORT-TERM VARIABLE RATE DEMAND NOTES (B)(D)--2.3%
ILLINOIS--0.9%
   1,000     Chicago Metropolitan Water Reclamation District, GO, Ser. A,
                1.30%, 5/7/03                                                            VMIG1/A-1+        1,000,000
   1,400     Joliet Regional Port Dist., Exxon Project, 1.11%,5/1/03                      P-1/A-1+         1,400,000
                                                                                                        ------------
                                                                                                           2,400,000
NEVADA--0.4%                                                                                            ------------
     600     Clark Cnty. School Dist. GO, Ser. A, 1.30%, 5/1/03 (FSA)                     VMIG1/A-1+         600,000
                                                                                                        ------------
TEXAS--0.4%
     235     Gulf Coast Waste Disp. Auth., Exxon Project, 1.30%, 5/1/03                    VMIG1/A-1+        235,000
     400     Harris County Industrial Development Corp., 1.28%, 5/1/03                     NR/A-1+           400,000
                                                                                                        ------------
Total Other Short-Term Variable Rate Demand Notes (cost-$3,635,000)                                        3,635,000
                                                                                                        ------------
 U.S. TREASURY BILLS (F)--0.6%
     975        0.936%-1.141%, 5/8/03-5/15/03, (cost-$974,676)                             AAA/AAA           974,682
                                                                                                        ------------
TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$160,863,618+++)-100.1%                            $160,893,057
                                                                                                        ------------


18 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2003


                                                                                                       Value**
 CALL OPTIONS WRITTEN (G)--(0.1)%
Contracts
---------
             U.S. Treasury Bond Futures, Chicago Board of Trade:
      (61)      Strike price $116, expires 6/20/03                                                   $    (30,500)
      (61)      Strike price $116, expires 6/20/03                                                        (78,157)
      (47)      Strike price $114, expires 8/22/03                                                        (51,406)
                                                                                                     ------------
Total call options written (premiums received-$130,794)                                                  (160,063)
                                                                                                     ------------
TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$160,732,822)--100.0%                           $160,732,994
                                                                                                     ------------

--------------------------------------------------------------------------------
+++ The cost basis of portfolio securities for federal income tax purposes is $160,863,618. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $6,603,415; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,577,626; net unrealized depreciation for federal income tax purposes is $25,789.
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

*     Unaudited
** Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b) Variable Rate Notes are instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
      At April 30, 2003, these securities amounted to $57,219,724 or 10.7% of total investments, $33,224,025 or 8.3% of total investments and $11,606,489 or 7.2% of total investments, respectively, for Municipal, California Municipal and New York Municipal.
(d)   Maturity date shown is date of next call.
(e)   Security deemed illiquid.
(f) All or partial principal amount segregated as initial margin on financial futures contracts.
(g)   Non-income producing securities.

--------------------------------------------------------------------------------
GLOSSARY:

ABAG-Association of Bay Area Government
AMBAC - insured by American Municipal Bond Assurance Corp.
CP - Certificates of Participation
FGIC - insured by insured Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - insured by Financial Security Assurance, Inc.
GO - General Obligation Bonds
LOC - Letter of Credit
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
RITES - Residual Interest Tax Exempt Securities


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 4.30.03 PIMCO Municipal Income Funds Annual Report 19

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2003

                                                                                 California         New York
                                                                Municipal         Municipal        Municipal
                                                           ---------------   ---------------   -------------

ASSETS:
Investments, at value (cost-$529,500,961, $388,366,578
  and $160,863,618, respectively)                           $ 536,729,779     $ 398,710,775     $160,893,057
--------------------------------------------------------    -------------     -------------     ------------
Cash                                                                   --                --            4,372
--------------------------------------------------------    -------------     -------------     ------------
Interest receivable                                            10,640,310         5,698,581        3,047,697
--------------------------------------------------------    -------------     -------------     ------------
Receivable for investments sold/called                             10,200                --        3,425,327
--------------------------------------------------------    -------------     -------------     ------------
Receivable for options written/sold                               164,950                --           24,743
--------------------------------------------------------    -------------     -------------     ------------
Prepaid expenses                                                   38,864            34,460            7,045
--------------------------------------------------------    -------------     -------------     ------------
  Total Assets                                                547,584,103       404,443,816      167,402,241
--------------------------------------------------------    -------------     -------------     ------------
LIABILITIES:
Due to custodian                                                   85,665            18,793               --
--------------------------------------------------------    -------------     -------------     ------------
Payable for investments purchased                               6,067,711                --        5,019,400
--------------------------------------------------------    -------------     -------------     ------------
Dividends payable to common and preferred shareholders          1,977,055         1,387,337          548,387
--------------------------------------------------------    -------------     -------------     ------------
Payable for variation margin on futures contracts                 812,627           620,625          239,969
--------------------------------------------------------    -------------     -------------     ------------
Options written, at value (premium received--$521,190,
  $267,012, and $130,794, respectively)                           625,938           335,687          160,063
--------------------------------------------------------    -------------     -------------     ------------
Investment management fees payable                                197,623           147,899           59,384
--------------------------------------------------------    -------------     -------------     ------------
Accrued expenses                                                  129,561           102,125           51,959
--------------------------------------------------------    -------------     -------------     ------------
  Total Liabilities                                             9,896,180         2,612,466        6,079,162
--------------------------------------------------------    -------------     -------------     ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  8,000, 6,000 AND 2,520, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                  200,000,000       150,000,000       63,000,000
--------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                $ 337,687,923     $ 251,831,350     $ 98,323,079
--------------------------------------------------------    -------------     -------------     ------------
COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common stock (no par value):
Paid-in capital                                             $ 341,724,662     $ 252,190,716     $103,319,615
--------------------------------------------------------    -------------     -------------     ------------
Undistributed net investment income                             5,257,063         2,860,275          718,920
--------------------------------------------------------    -------------     -------------     ------------
Accumulated net realized loss on investments                  (17,116,754)      (14,005,257)      (5,919,213)
--------------------------------------------------------    -------------     -------------     ------------
Net unrealized appreciation of investments, futures
  contracts and options written                                 7,822,952        10,785,616          203,757
--------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                $ 337,687,923     $ 251,831,350     $ 98,323,079
--------------------------------------------------------    -------------     -------------     ------------
Common Shares Outstanding                                      24,070,651        17,771,167        7,288,809
--------------------------------------------------------    -------------     -------------     ------------
NET ASSET VALUE PER COMMON SHARE                            $       14.03     $       14.17     $      13.49
--------------------------------------------------------    -------------     -------------     ------------



20 PIMCO Municipal Income Funds Annual Report 4.30.03 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF OPERATIONS
For the year ended April 30, 2003

                                                                                  California         New York
                                                                 Municipal         Municipal        Municipal
                                                            --------------   ---------------   --------------

INTEREST INCOME:
Interest                                                     $  31,647,447     $  22,344,239     $  8,632,312
---------------------------------------------------------    -------------     -------------     ------------
EXPENSES:
Investment management fees                                       3,534,549         2,610,024        1,067,210
---------------------------------------------------------    -------------     -------------     ------------
Auction agent fees and commissions                                 527,269           391,535          163,687
---------------------------------------------------------    -------------     -------------     ------------
Custodian and accounting agent fees                                141,440           116,647           74,187
---------------------------------------------------------    -------------     -------------     ------------
Audit and tax service fees                                          71,584            64,220           44,098
---------------------------------------------------------    -------------     -------------     ------------
Legal fees                                                          65,240            42,075            6,964
---------------------------------------------------------    -------------     -------------     ------------
Reports to shareholders                                             47,595            29,240           13,639
---------------------------------------------------------    -------------     -------------     ------------
New York Stock Exchange listing fees                                44,337            42,019           42,289
---------------------------------------------------------    -------------     -------------     ------------
Trustees' fees and expenses                                         43,223            31,401           12,716
---------------------------------------------------------    -------------     -------------     ------------
Transfer agent fees                                                 34,472            33,258           28,086
---------------------------------------------------------    -------------     -------------     ------------
Insurance expense                                                   14,066            10,726            5,719
---------------------------------------------------------    -------------     -------------     ------------
Miscellaneous                                                       13,706            11,170            9,092
---------------------------------------------------------    -------------     -------------     ------------
  Total expenses                                                 4,537,481         3,382,315        1,467,687
---------------------------------------------------------    -------------     -------------     ------------
  Less: investment management fees waived                       (1,087,554)         (803,084)        (328,372)
---------------------------------------------------------    -------------     -------------     ------------
   expense offset                                                  (38,840)          (78,255)         (51,967)
---------------------------------------------------------    -------------     -------------     ------------
  Net expenses                                                   3,411,087         2,500,976        1,087,348
---------------------------------------------------------    -------------     -------------     ------------
NET INVESTMENT INCOME                                           28,236,360        19,843,263        7,544,964
---------------------------------------------------------   --------------    --------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------
Investments                                                      1,455,029           538,832          (26,464)
---------------------------------------------------------   --------------    --------------    -------------
Futures contracts                                              (18,571,783)      (14,434,166)      (5,927,520)
---------------------------------------------------------   --------------    --------------    -------------
Net change in unrealized appreciation of investments,
  future contracts and options written                          11,056,671        15,066,673        2,557,403
---------------------------------------------------------   --------------    --------------    -------------
Net realized and unrealized gain (loss) on investments,
  future contracts and options written                          (6,060,083)        1,171,339       (3,396,581)
---------------------------------------------------------   --------------    --------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT
OPERATIONS                                                      22,176,277        21,014,602        4,148,383
---------------------------------------------------------   --------------    --------------    -------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
---------------------------------------------------------
  Net investment income                                         (2,299,781)       (1,716,314)        (718,510)
---------------------------------------------------------   --------------    --------------    -------------
  Net realized gains                                              (114,138)               --               --
---------------------------------------------------------   --------------    --------------    -------------
Total dividends and distributions from preferred shares         (2,413,919)       (1,716,314)        (718,510)
---------------------------------------------------------   --------------    --------------    -------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS            $  19,762,358     $  19,298,288     $  3,429,873
---------------------------------------------------------   --------------    --------------    -------------



     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 4.30.03 PIMCO Municipal Income Funds Annual Report 21

PIMCO MUNICIPAL INCOME FUNDS    STATEMENTS OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS

                                                                                   Municipal
                                                                       ----------------------------------
                                                                                          For the period
                                                                                           June 29, 2001*
                                                                           Year ended            through
                                                                       April 30, 2003     April 30, 2002
                                                                       --------------     --------------
INVESTMENT OPERATIONS:
Net investment income                                                   $  28,236,360      $  21,651,169
--------------------------------------------------------------------    -------------      -------------
Net realized gain (loss) on investments and futures contracts             (17,116,754)         1,524,327
--------------------------------------------------------------------    -------------      -------------
Net change in unrealized appreciation/depreciation of investments,
  futures contracts and options written                                    11,056,671         (3,233,719)
--------------------------------------------------------------------    -------------      -------------
Net increase in net assets resulting from investment operations            22,176,277         19,941,777
--------------------------------------------------------------------    -------------      -------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                      (2,299,781)        (2,110,712)
--------------------------------------------------------------------    -------------      -------------
Net realized gains                                                           (114,138)           (63,733)
--------------------------------------------------------------------    -------------      -------------
Total dividends and distributions on preferred shares                      (2,413,919)        (2,174,445)
--------------------------------------------------------------------    -------------      -------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                                     19,762,358         17,767,332
--------------------------------------------------------------------    -------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                     (23,364,852)       (16,855,166)
--------------------------------------------------------------------    -------------      -------------
Net realized gains                                                           (907,918)          (438,493)
--------------------------------------------------------------------    -------------      -------------
Total dividends and distributions to common shareholders                  (24,272,770)       (17,293,659)
--------------------------------------------------------------------    -------------      -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                         --        339,359,250
--------------------------------------------------------------------    -------------      -------------
Preferred shares underwriting discount charged to paid-in capital                  --         (2,000,000)
--------------------------------------------------------------------    -------------      -------------
Common stock and preferred shares offering costs charged to
  paid-in capital                                                                  --         (1,045,700)
--------------------------------------------------------------------    -------------      -------------
Reinvestment of dividends and distributions                                 3,495,385          1,815,722
--------------------------------------------------------------------    -------------      -------------
Net increase in capital share transactions                                  3,495,385        338,129,272
--------------------------------------------------------------------    -------------      -------------
Total increase (decrease) in net assets applicable to common
  shareholders                                                             (1,015,027)       338,602,945
--------------------------------------------------------------------    -------------      -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                       338,702,950            100,005
--------------------------------------------------------------------    -------------      -------------
End of period (including undistributed net investment of $5,257,063 and $2,685,291, $2,860,275 and $1,101,271, and $718,920 and
  $428,915, respectively)                                               $ 337,687,923      $ 338,702,950
--------------------------------------------------------------------    -------------      -------------
COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                             --         23,690,000
--------------------------------------------------------------------    -------------      -------------
Issued in reinvestment of dividends and distributions                         243,737            130,247
--------------------------------------------------------------------    -------------      -------------
NET INCREASE                                                                  243,737         23,820,247
--------------------------------------------------------------------    -------------      -------------

*  Commencement of operations.

    22 PIMCO Municipal Income Funds Annual Report 4.30.03 SEE ACCOMPANYING NOTES
       TO FINANCIAL STATEMENTS

            California                             New York
             Municipal                            Municipal
-----------------------------------   ----------------------------------
                     For the period                       For the period
                     June 29, 2001*                       June 29, 2001*
      Year ended            through         Year ended           through
  April 30, 2003     April 30, 2002     April 30, 2003    April 30, 2002
----------------   ----------------   ----------------   ---------------



 $  19,843,263      $  14,674,043       $  7,544,964      $  5,907,450
 -------------      -------------       ------------      ------------
   (13,895,334)          (109,923)        (5,953,984)          449,411
 -------------      -------------       ------------      ------------
    15,066,673         (4,281,057)         2,557,403        (2,353,646)
 -------------      -------------       ------------      ------------
    21,014,602         10,283,063          4,148,383         4,003,215
 -------------      -------------       ------------      ------------
    (1,716,314)        (1,586,830)          (718,510)         (635,639)
 -------------      -------------       ------------      ------------
            --                 --                 --           (54,140)
 -------------      -------------       ------------      ------------
    (1,716,314)        (1,586,830)          (718,510)         (689,779)
 -------------      -------------       ------------      ------------
    19,298,288          8,696,233          3,429,873         3,313,436
 -------------      -------------       ------------      ------------
   (16,367,945)       (11,985,942)        (6,536,786)       (4,842,896)
 -------------      -------------       ------------      ------------
            --                 --                 --          (360,504)
 -------------      -------------       ------------      ------------
   (16,367,945)       (11,985,942)        (6,536,786)       (5,203,400)
 -------------      -------------       ------------      ------------
            --        250,401,000                 --       102,137,250
 -------------      -------------       ------------      ------------
            --         (1,500,000)                --          (630,000)
 -------------      -------------       ------------      ------------

            --           (888,423)                --          (419,314)
 -------------      -------------       ------------      ------------
     2,219,123          1,859,011          1,017,328         1,114,687
 -------------      -------------       ------------      ------------
     2,219,123        249,871,588          1,017,328       102,202,623
 -------------      -------------       ------------      ------------

     5,149,466        246,581,879         (2,089,585)      100,312,659
 -------------      -------------       ------------      ------------
   246,681,884            100,005        100,412,664           100,005
 -------------      -------------       ------------      ------------
 $ 251,831,350      $ 246,681,884       $ 98,323,079      $100,412,664
 -------------      -------------       ------------      ------------
            --         17,480,000                 --         7,130,000
 -------------      -------------       ------------      ------------
       155,749            128,751             72,990            79,152
 -------------      -------------       ------------      ------------
       155,749         17,608,751             72,990         7,209,152
 -------------      -------------       ------------      ------------



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 4.30.03 PIMCO Municipal Income Funds Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2003


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Municipal Income Fund ("Municipal"), PIMCO California Municipal Income Fund ("California Municipal") and PIMCO New York Municipal Income Fund ("New York Municipal"), collectively referred to as the "Funds", were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,667 shares of beneficial interest of each Fund at an aggregate purchase price of $100,005 per Fund to Allianz Dresdner Asset Management of America L.P., ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager"), formerly PIMCO Funds Advisors LLC, serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of no par value common stock authorized.

Municipal, California Municipal and New York Municipal issued 20,600,000, 15,200,000 and 6,200,000 shares of common stock, respectively, in their initial public offerings. An additional 3,090,000, 2,280,000 and 930,000 shares of Municipal, California Municipal and New York Municipal, respectively, were issued in connection with the exercise of the underwriters' over-allotment option on June 26, 2001. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $710,700, $524,400 and $213,900 (representing $0.03 per share for each Fund), for Municipal, California Municipal and New York Municipal, respectively, were offset against the proceeds of the offerings and have been charged to paid-in capital. The Investment Manager has paid all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share for each Fund.

In addition, the underwriters commission and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $2,000,000 and $335,000, $1,500,000 and $364,023 and $630,000 and $205,414, for Municipal, California
Municipal and New York Municipal, respectively, have been charged to paid-in capital.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(A) VALUATION OF INVESTMENTS
Debt securities are valued daily by an independent pricing service approved by the Boards of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Boards of Trustees. Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California State income taxes. New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

(B) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.


24 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(C) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(D) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital.

(E) EXPENSE OFFSET
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. Futures transactions involve the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

Futures contracts outstanding at April 30, 2003 were as follows:


                                                                       # of         Expiration      Unrealized
Fund                                   Type                          Contracts         Date         Appreciation
-----------------------------------------------------------------------------------------------------------------
Municipal                Short: U.S. Treasury 30 Year Bond            885             6/30/03      $    681,820
                         Long: U.S. Treasury 30 Year Bond              48             9/30/03            17,062
                                                                                                   ------------
                                                                                                   $    698,882
                                                                                                   ============
California Municipal     Short: U.S. Treasury 30 Year Bond            662             6/19/03      $    510,094
                                                                                                   ============
New York Municipal       Long: U.S. Treasury 30 Year Bond               8             9/30/03      $      2,844
                               U.S. Treasury 30 Year Bond             259             6/19/03           200,742
                                                                                                   ------------
                                                                                                   $    203,586
                                                                                                   ============

(G) OPTION TRANSACTIONS
For hedging purposes, the Funds may purchase and write (sell) put and call options on Municipal Bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.


                          4.30.03  PIMCO Municipal Income Funds Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
(G) OPTION TRANSACTIONS (CONCLUDED)
The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

Transactions in options written for the year ended April 30, 2003 were:


                                         Contracts      Premiums
--------------------------------------------------------------------------
Municipal:
---------
Options outstanding, April 30, 2002            --             --
Options written                               667      $ 521,190
                                         --------      ---------
Options outstanding, April 30, 2003           667      $ 521,190
                                         ========      =========
California Municipal:
--------------------
Options outstanding, April 30, 2002            --             --
Options written                               350      $ 267,012
                                         --------     ----------
Options outstanding, April 30, 2003           350      $ 267,012
                                         ========     ==========
New York Municipal:
------------------
Options outstanding, April 30, 2002            --             --
Options written                               169      $ 130,794
                                         --------     ----------
Options outstanding, April 30, 2003           169      $ 130,794
                                         ========     ==========


2. INVESTMENT MANAGER AND SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of each Fund and each Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2006, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.25% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2006, and will receive an increasing amount (not to exceed 0.37% of each Fund's average daily


26 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2003

2. INVESTMENT MANAGER AND SUB-ADVISER (CONCLUDED) net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,359,442, $1,003,855 and $410,465 in connection with sub-advisory services for Municipal, California Municipal and New York Municipal, respectively, for the year ended April 30, 2003.


3. INVESTMENTS IN SECURITIES
For the year ended April 30, 2003, purchases and sales of investments, other than short-term securities, were as follows:


                                 California        New York
                Municipal        Municipal        Municipal
-------------------------------------------------------------
Purchases      $151,470,189      $53,151,652     $32,382,725
Sales          $131,034,760      $58,014,192     $42,039,739


4. INCOME TAX INFORMATION

Municipal:
---------

The tax character of dividends and distributions paid for the periods were:


                                          June 29, 2001
                        Year Ended          through
                      April 30, 2003     April 30, 2002
                      ----------------   ---------------
Ordinary Income        $ 1,424,818        $   628,190
Tax Exempt Income      $25,261,871        $18,839,914


At April 30, 2003, the tax character of distributable earnings of $5,257,063 was composed entirely of tax exempt income.

At April 30, 2003, Municipal had a capital loss carryforward of $12,636,579, all of which expires in 2011, available as a reduction to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, Municipal elected to defer realized capital losses of $3,886,041, arising after October 31, 2002. Such losses are treated for tax purposes as arising on May 1, 2003.


California Municipal:
--------------------

The tax character of dividends paid for the periods were:


                                          June 29, 2001
                        Year Ended          through
                      April 30, 2003     April 30, 2002
                      ----------------   ---------------
Ordinary Income        $   392,046        $   123,015
Tax Exempt Income      $17,692,213        $13,449,757


At April 30, 2003, the tax basis of distributable earnings of $2,860,275 was composed entirely of tax exempt income.

At April 30, 2003, California Municipal had a capital loss carryforward of $9,874,814, $2,250 of which will expire in 2010 and 9,872,564 of which will expire in 2011, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, California Municipal elected to defer realized capital losses of $3,689,024, arising after October 31, 2002. Such losses are treated for tax purposes as arising on May 1, 2003.


                          4.30.03  PIMCO Municipal Income Funds Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2003

4. INCOME TAX INFORMATION (CONCLUDED)
New York Municipal:
------------------

The tax character of dividends paid for the tax fiscal periods were:


                       July 1, 2002       July 1, 2001
                          through           through
                      April 30, 2003     June 30, 2002
                      ----------------   --------------
Ordinary Income         $   22,716         $  437,768
Tax Exempt Income       $5,997,367         $6,690,625


During the year ended April 30, 2003, New York Municipal changed its tax fiscal year end from June 30 to April 30.

At April 30, 2003, the tax basis of distributable earnings of $718,920 was composed entirely of tax exempt income.

At April 30, 2003, New York Municipal had a capital loss carryforward of $4,214,928, all of which expires in 2011, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, New York Municipal elected to defer realized capital losses of $1,526,317, arising after October 31, 2002. Such losses are treated for tax purposes as arising on May 1, 2003.


5. AUCTION PREFERRED SHARES
Municipal has issued 1,600 shares of Preferred Shares Series A, 1,600 shares of Preferred Shares Series B, 1,600 shares of Preferred Shares Series C, 1,600 shares of Preferred Shares Series D and 1,600 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal has issued 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal has issued 2,520 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the year ended April 30, 2003, the annualized dividend rates ranged from:


                              High        Low     At April 30, 2003
-------------------------------------------------------------------
Municipal:
---------
  Series A                    1.75%      0.70%                1.20%
  Series B                    1.80%      0.70%                1.20%
  Series C                    1.65%      0.90%                1.15%
  Series D                    1.75%      0.70%                0.70%
  Series E                    1.75%      0.80%                1.20%

California Municipal:
--------------------
  Series A                    1.50%      0.65%                1.15%
  Series B                    1.50%      0.64%                1.15%
  Series C                    1.55%      0.60%                1.15%

New York Municipal:
------------------
  Series A                    1.55%      0.80%                1.00%


The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.


28 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2003

6. SUBSEQUENT DIVIDEND DECLARATIONS -- COMMON SHAREHOLDERS
On May 1, 2003, the following dividends were declared to common shareholders payable June 2, 2003 to shareholders of record on May 16, 2003:


  Municipal                        $0.08125 per common share
  California Municipal               $0.077 per common share
  New York Municipal                 $0.075 per common share


On June 2, 2003, the following dividends were declared to common shareholders payable July 1, 2003 to shareholders of record on June 13, 2003:


  Municipal                         $0.08125 per common share
  California Municipal                $0.077 per common share
  New York Municipal                  $0.075 per common share


7. CHANGE IN INVESTMENT POLICY
On December 17, 2002, the Board of Trustees approved a change in the investment policy of each Fund to invest, under normal market conditions, at least 90% of each of its "total" assets in municipal bonds to at least 90% of each of its "net" assets (and not "total" assets.)


                          4.30.03  PIMCO Municipal Income Funds Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:

                                                                                  Municipal
                                                                    ----------------------------------------
                                                                                              For the period
                                                                                              June 29, 2001*
                                                                          Year ended                 through
                                                                      April 30, 2003          April 30, 2002
                                                                    ----------------    --------------------
Net asset value, beginning of period                                     $  14.22             $    14.33**
------------------------------------------------------------------- ----------------    --------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                        1.19                   0.91
------------------------------------------------------------------- ----------------    --------------------
Net realized and unrealized gain (loss) on investments, futures
contracts and options written                                               (0.26)                 (0.07)
------------------------------------------------------------------- ----------------    --------------------
Total from investment operations                                             0.93                   0.84
------------------------------------------------------------------- ----------------    --------------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                       (0.10)                 (0.09)
------------------------------------------------------------------- ----------------    --------------------
Net realized gains                                                          (0.00)+                (0.00)+
------------------------------------------------------------------- ----------------    --------------------
Total dividends and distributions on preferred shares                       (0.10)                 (0.09)
------------------------------------------------------------------- ----------------    --------------------
Net increase in net assets applicable to common shares resulting
from investment operations                                                   0.83                   0.75
------------------------------------------------------------------- ----------------    --------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                       (0.98)                 (0.71)
------------------------------------------------------------------- ----------------    --------------------
Net realized gains                                                          (0.04)                 (0.02)
------------------------------------------------------------------- ----------------    --------------------
Total dividends and distributions to common shareholders                    (1.02)                 (0.73)
------------------------------------------------------------------- ----------------    --------------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital                         --                  (0.03)
------------------------------------------------------------------- ----------------    --------------------
Preferred shares offering costs/underwriting discounts charged to
paid-in capital                                                                --                  (0.10)
------------------------------------------------------------------- ----------------    --------------------
Total capital share transactions                                               --                  (0.13)
------------------------------------------------------------------- ----------------    --------------------
Net asset value, end of period                                           $  14.03             $    14.22
------------------------------------------------------------------- ----------------    --------------------
Market price, end of period                                              $  14.22             $    14.70
------------------------------------------------------------------- ----------------    --------------------
TOTAL INVESTMENT RETURN (1)                                                   3.8%                   3.1%
------------------------------------------------------------------- ----------------    --------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)        $337,688             $  338,703
------------------------------------------------------------------- ----------------    --------------------
Ratio of expenses to average net assets (2)(3)                               1.00%(5)               0.91%(4)(5)
------------------------------------------------------------------- ----------------    --------------------
Ratio of net investment income to average net assets (2)                     8.21%(5)               7.64%(4)(5)
------------------------------------------------------------------- ----------------    --------------------
Preferred shares asset coverage per share                                $ 67,206             $   67,332
------------------------------------------------------------------- ----------------    --------------------
Portfolio turnover                                                             27%                    38%
------------------------------------------------------------------- ----------------    --------------------


*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
+     Less than $0.005 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by earning credits from custodian bank. (See note 1(e) in Notes to Financial Statements).
(4)   Annualized.




       30 PIMCO Municipal Income Funds Annual Report  4.30.03  SEE ACCOMPANYING
          NOTES TO FINANCIAL STATEMENTS

                    California                                         New York
                    Municipal                                         Municipal
--------------------------------------------------   --------------------------------------------
                                    For the period                                 For the period
                                    June 29, 2001*                                 June 29, 2001*
            Year ended                     through         Year ended                     through
        April 30, 2003              April 30, 2002     April 30, 2003              April 30, 2002
----------------------   -------------------------   ----------------   -------------------------
            $14.00                  $14.33**               $13.92                    $14.33**
----------------------   -------------------------   ----------------   -------------------------
              1.12                    0.83                   1.04                      0.82
----------------------   -------------------------   ----------------   -------------------------
              0.07                   (0.25)                 (0.47)                    (0.26)
----------------------   -------------------------   ----------------   -------------------------
              1.19                    0.58                   0.57                      0.56
----------------------   -------------------------   ----------------   -------------------------
             (0.10)                  (0.09)                 (0.10)                    (0.09)
----------------------   -------------------------   ----------------   -------------------------
                --                      --                     --                     (0.01)
----------------------   -------------------------   ----------------   -------------------------
             (0.10)                  (0.09)                 (0.10)                    (0.10)
----------------------   -------------------------   ----------------   -------------------------
              1.09                    0.49                   0.47                      0.46
----------------------   -------------------------   ----------------   -------------------------
             (0.92)                  (0.68)                 (0.90)                    (0.67)
----------------------   -------------------------   ----------------   -------------------------
                --                      --                     --                     (0.05)
----------------------   -------------------------   ----------------   -------------------------
             (0.92)                  (0.68)                 (0.90)                    (0.72)
----------------------   -------------------------   ----------------   -------------------------
                --                   (0.03)                    --                     (0.03)
----------------------   -------------------------   ----------------   -------------------------
                --                   (0.11)                    --                     (0.12)
----------------------   -------------------------   ----------------   -------------------------
                --                   (0.14)                    --                     (0.15)
----------------------   -------------------------   ----------------   -------------------------
            $14.17                  $14.00                 $13.49                    $13.92
----------------------   -------------------------   ----------------   -------------------------
            $14.15                  $14.71                 $13.55                    $14.20
----------------------   -------------------------   ----------------   -------------------------
               2.6%                    2.8%                   1.8%                    (0.3)%
----------------------   -------------------------   ----------------   -------------------------
          $251,831                $246,682                $98,323                  $100,413
----------------------   -------------------------   ----------------   -------------------------
              1.03%(6)                0.94%(4)(6)            1.13%(7)                  1.04%(4)(7)
----------------------   -------------------------   ----------------   -------------------------
              7.89%(6)                7.03%(4)(6)            7.46%(7)                  7.07%(4)(7)
----------------------   -------------------------   ----------------   -------------------------
           $66,967                 $66,109                $64,016                   $64,834
----------------------   -------------------------   ----------------   -------------------------
                15%                     45%                    23%                       51%
----------------------   -------------------------   ----------------   -------------------------


(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.32% and 7.89%, respectively for the year ended April 30, 2003 and 1.21% (annualized) and (annualized) 7.34% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.
(6) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.34% and 7.58%, respectively for the year ended April 30, 2003 and 1.24% (annualized) and 6.73% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.
(7) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.45% and 7.14%, respectively for the year ended April 30, 2003, 1.34% (annualized) and 6.77% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.


     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 4.30.03 PIMCO Municipal Income Funds Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS REPORT OF INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees of:
PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund




In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of each of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund (collectively hereafter referred to as the "Funds") at April 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets applicable to common shareholders and the financial highlights for the year then ended and for the period June 29, 2001 (commencement of operations) through April 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
June 17, 2003



32 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUNDS TAX INFORMATION (UNAUDITED)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Funds to advise shareholders within 60 days of the Funds' tax year end (April 30, 2003) as to the federal tax status of dividends and distributions received by shareholders during such tax period. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended April 30, 2003 were federally exempt interest dividends. Although these Funds invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax period which are taxable were:


Municipal                                    1.57%
California Municipal                         2.17%
New York Municipal                           0.38%


Per share dividends for the tax period ended April 30, 2003 were as follows:


Municipal:
---------
Dividends to common shareholders from net investment income       $0.9750
Dividends to preferred shareholders from net investment income    $287.473
Distributions to common shareholders from net realized gains      $0.03783
Distributions to preferred shareholders from net realized gains   $14.27

California Municipal:
--------------------
Dividends to common shareholders from net investment income       $0.924
Dividends to preferred shareholders from net investment income    $286.052


New York Municipal:
------------------
Dividends to common shareholders from net investment income       $0.75
Dividends to preferred shareholders from net investment income    $225.244


Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2003. In January 2004, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar year 2003. The amount that will be reported, will be the amount to use on your 2003 federal income tax return and may differ from the amount which must be reported in connection with each Fund's tax year ended April 30, 2003. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2004, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.












                          4.30.03  PIMCO Municipal Income Funds Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS DIVIDEND REINVESTMENT PLAN
Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, whose broker or nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 400 Belleview Parkway, Wilmington, DE 19809, telephone number 1-800-331-1710.



OTHER INFORMATION:
Since April 30, 2002, there has been no: (i) material changes in the Funds' investment objectives or policies; (ii) changes to the Funds' charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Funds; or (iv) change in the person primarily responsible for the day-to-day management of each Fund's portfolio.


34 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUNDS BOARD OF TRUSTEES

STEPHEN TREADWAY, TRUSTEE, CHAIRMAN, CHAIRMAN OF THE BOARD
1345 Avenue of the Americas
New York, NY 10105
Age: 55
Trustee since: 2001
Trustee/Director of 51 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: Managing Director of Allianz Dresdner Asset Management of America L.P.; Managing Director and Chief Executive Officer of PIMCO Advisors Distributors LLC; Managing Director and Chief Executive Officer PIMCO Advisors Fund Management; Member of the Board of Management of Allianz Dresdner Asset Management GmbH. Mr. Treadway serves as a director/trustee and holds various executive officer positions in connection with Allianz Dresdner Asset Management of America L.P.'s affiliated open and closed-end mutual funds.

PAUL BELICA, TRUSTEE
1345 Avenue of the Americas
New York, NY 10105
Age: 81
Trustee since: 2001
Trustee of 15 funds in Fund Complex
Trustee of 2 funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: Trustee of fourteen open and closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.; Manager, Stratigos Fund, L.L.C., Whistler Fund, L.L.C., Xanthus Fund, L.L.C., and Wynstone Fund, L.L.C.; Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Surety Loan Funding, Inc.; Formerly, Advisor, Smith Barney, Inc.; Director, The Central European Value Fund, Inc.; Deck House Inc.

ROBERT E. CONNOR, TRUSTEE
1345 Avenue of the Americas
New York, NY 10105
Age: 68
Trustee since: 2001
Trustee/Director of 16 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: Director/Trustee of fifteen open and closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.; PIMCO Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

JOHN J. DALESSANDRO II, TRUSTEE
1345 Avenue of the Americas
New York, NY 10105
Age: 65
Trustee since: 2001
Trustee of 13 funds in Fund Complex
Trustee of no funds outside of Fund complex

Principal Occupation(s) During Past 5 Years: President and Director, J.J. Dalessandro II Ltd., registered broker-dealer and member of the New York Stock Exchange; Trustee of thirteen closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.

HANS W. KERTESS, TRUSTEE
1345 Avenue of the Americas
New York, NY 10105
Age: 63
Trustee since: 2001
Trustee of 7 funds in Fund Complex
Trustee of no funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: Consultant, Dain Raucher Inc; Trustee of seven closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P. Formerly, Managing Director, Salomon Brothers; Managing Director, Dain Rauscher Inc.

R. PETER SULLIVAN III, TRUSTEE
1345 Avenue of the Americas
New York, NY 10105
Age: 61
Trustee since: 2002
Trustee of 7 funds in Fund Complex
Trustee of no funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: Trustee of seven closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P. Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly, Wagner Stott Mercator LLC), specialist firm on the New York Stock Exchange.




                          4.30.03  PIMCO Municipal Income Funds Annual Report 35

PIMCO MUNICIPAL INCOME FUNDS PRIVACY POLICY


OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.


OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.


RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.


SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.


SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.


IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.


36 PIMCO Municipal Income Funds Annual Report  4.30.03

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
  Trustee, Chairman, Chairman of the Board
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Executive Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer


INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624





This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

[PIMCO ADVISORS LOGO OMITTED]

ITEM 2. CODE OF ETHICS Disclosure requirement not currently effective

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Disclosure requirement not currently effective

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure requirement not currently effective

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Disclosure requirement not currently effective.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).